Commitments and Contingencies - Schedule of Remaining Annual Rental Payments Lease (Details)	Dec. 31, 2020 USD ($)
Remaining minimum annual rental payments	$ 679,452
2021 [Member]
Remaining minimum annual rental payments	238,002
2022 and Beyond [Member]
Remaining minimum annual rental payments	$ 441,450